UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York  10017


13F File Number: 28-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            February 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


     No. Form 13F File Number Name

          None                            None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  $1,287,169
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



     1.   28-10571                        Cobalt Offshore Fund Limited

     2.   28-10572                         Cobalt Partners, L.P.
          -----------------------     ------------------------------------

                                                    FORM 13F INFORMATION TABLE



                                                                                                          Other
                                                      Fair                             (b) Shared  (c)    Managers
                              Title of                Market  Sh or      Sh/ Put/ (a)  As defined  Shared See       (a)   (b)   (c)
Name of Issuer                Class        CUSIP      Value   Prn Amt    Prn Call Sole in Instr. V Other  Instr. V  Sole Shared None
--------------                -----        -----      -----   -------    -------------------------------  --------  ----------------
AES Corp                      Com          00130H105    4,101   300,000  Sh       Sole                    None      Sole
AMR Corp                      Com          001765106    7,665   700,000  Sh       Sole                    None      Sole
AT&T Corp                     Com New      001957505   14,295   750,000  Sh       Sole                    None      Sole
Aeropostale                   Com          007865108    1,766    60,000  Sh       Sole                    None      Sole
Affliated Managers Group      Com          008252108   18,314   270,350  Sh       Sole                    None      Sole
Alamosa Hldgs Inc             Com          011589108    6,088   488,173  Sh       Sole                    None      Sole
Alliance Atlantis Communicat  CLB Non-Vtg  01853E204    5,501   200,200  Sh       Sole                    None      Sole
America Movil S A DE CV    Spon ADR L Shs  02364W105   12,564   240,000  Sh       Sole                    None      Sole
American Intl Group Inc       Com          026874107    2,627    40,000  Sh       Sole                    None      Sole
American Tower Corp           CL A         029912201    8,706   473,141  Sh       Sole                    None      Sole
ArvinMeritor Inc              Com          043353101    2,237   100,000  Sh       Sole                    None      Sole
Bank of America Corporation   Com          060505104   24,435   520,000  Sh       Sole                    None      Sole
Burlington Res Inc            Com          122014103   49,701 1,142,552  Sh       Sole                    None      Sole
CIT Group Inc                 Com          125581108   29,953   653,700  Sh       Sole                    None      Sole
Cabelas Inc                   Com          126804301    1,137    50,000  Sh       Sole                    None      Sole
Cameco Corp                   Com          13321L108   11,377   108,500  Sh       Sole                    None      Sole
Centex Corp                   Com          152312104   31,608   530,513  Sh       Sole                    None      Sole
Charter Communications Inc D  CL A         16117M107      896   400,000  Sh       Sole                    None      Sole
Citigroup Inc                 Com          172967101   28,908   600,000  Sh       Sole                    None      Sole
Coca Cola Enterprises Inc     Com          191219104    1,043    50,000  Sh       Sole                    None      Sole
Commscope Inc                 Com          203372107    1,134    60,000  Sh       Sole                    None      Sole
Coventry Health Care Inc      Com          222862104    5,892   111,000  Sh       Sole                    None      Sole
DirecTV Group Inc             Com          25459L106      335    20,000  Sh       Sole                    None      Sole
Ensco Intl Inc                Com          26874Q100    1,136    35,800  Sh       Sole                    None      Sole
Exelon Corp                   Com          30161N101    2,204    50,000  Sh       Sole                    None      Sole
Expressjet Holdings Inc       CL A         30218U108      281    21,800  Sh       Sole                    None      Sole
Fisher Scientific Intl Inc    Com New      338032204   22,588   362,100  Sh       Sole                    None      Sole
Foundation Coal Hldgs Inc     Com          35039W100   18,483   801,500  Sh       Sole                    None      Sole
Fox Entmt Group Inc           CL A         35138T107    3,126   100,000  Sh       Sole                    None      Sole
Freds Inc                     CL A         356108100      870    50,000  Sh       Sole                    None      Sole
Freeport-McMoran Copper & Go  CL B         35671D857   84,006 2,197,380  Sh       Sole                    None      Sole
Gatx Corp                     Com          361448103    6,539   221,200  Sh       Sole                    None      Sole
General Elec Co               Com          369604103    3,650   100,000  Sh       Sole                    None      Sole
Goodyear Tire & Rubr Co       Com          382550101    8,667   591,200  Sh       Sole                    None      Sole
Guidant Corp                  Com          401698105    7,210   100,000  Sh       Sole                    None      Sole
Harrahs Entmt Inc             Com          413619107   20,067   300,000  Sh       Sole                    None      Sole
Intl Paper Co                 Com          460146103   14,700   350,000  Sh       Sole                    None      Sole
Jackson Hewitt Tax Svcs Inc   Com          468202106    2,512    99,500  Sh       Sole                    None      Sole
KB Home                       Com          48666K109   25,056   240,000  Sh       Sole                    None      Sole
Kinder Morgan Inc Kans        Com          49455P101   16,667   227,909  Sh       Sole                    None      Sole
Lennar Corp                   CL A         526057104   14,170   250,000  Sh       Sole                    None      Sole
Liberty Media Intl Inc        Ser A        530719103    5,357   115,882  Sh       Sole                    None      Sole
MCI Inc                       Com          552691107   21,274 1,055,243  Sh       Sole                    None      Sole
Massey Energy Corp            Com          576206106   26,541   759,400  Sh       Sole                    None      Sole
Molex Inc                     CL A         608554200    9,770   366,610  Sh       Sole                    None      Sole
Motorola Inc                  Com          620076109    1,720   100,000  Sh       Sole                    None      Sole
Ness Technologies Inc         Com          64104X108      460    30,900  Sh       Sole                    None      Sole
News Corp                     CL A         65248E104   11,890   637,200  Sh       Sole                    None      Sole
Nextel Communications Inc     CL A         65332V103   45,415 1,513,338  Sh       Sole                    None      Sole
Northwest Airls Corp          CL A         667280101    1,465   134,078  Sh       Sole                    None      Sole
Nvidia Corp                   Com          67066G104      236    10,000  Sh       Sole                    None      Sole
Owens Ill Inc                 Com New      690768403    8,458   373,400  Sh       Sole                    None      Sole
Pacificare Health Sys Del     Com          695112102   42,068   744,300  Sh       Sole                    None      Sole
Pulte Homes Inc               Com          745867101  154,344 2,419,178  Sh       Sole                    None      Sole
Qualcomm Inc                  Com          747525103    2,120    50,000  Sh       Sole                    None      Sole
Regal Entmt Group             CL A         758766109    3,152   151,900  Sh       Sole                    None      Sole
Resource America Inc          CL A         761195205   42,932 1,320,982  Sh       Sole                    None      Sole
Rogers Communications Inc     CL B         775109200    1,308    50,000  Sh       Sole                    None      Sole
Sears Roebuck & Co            Com          812387108    7,144   140,000  Sh       Sole                    None      Sole
Service Corp Intl             Com          817565104    5,080   681,900  Sh       Sole                    None      Sole
Spectrasite Inc               Com          84761M104   81,500 1,407,600  Sh       Sole                    None      Sole
Sprint Corp                   Com Fon      852061100   55,268 2,224,060  Sh       Sole                    None      Sole
Standard Pac Corp New         Com          85375C101    1,989    31,008  Sh       Sole                    None      Sole
TXU Corp                      Com          873168108   52,649   815,500  Sh       Sole                    None      Sole
Telewest Global Inc           Com          87956T107   26,457 1,504,950  Sh       Sole                    None      Sole
Transwitch Corp               Com          894065101      246   160,000  Sh       Sole                    None      Sole
TV Azteca SA DE CV     Sponsored  ADR      901145102      617    60,000  Sh       Sole                    None      Sole
Tyco Intl Ltd New             Com          902124106    5,361   150,000  Sh       Sole                    None      Sole
USA Mobility Inc              Com          90341G103   27,154   769,015  Sh       Sole                    None      Sole
UnitedGlobalCom               CL A         913247508    6,262   648,286  Sh       Sole                    None      Sole
Valero Energy Corp New        Com          91913Y100   24,207   533,200  Sh       Sole                    None      Sole
Veritas Software Co           Com          923436109    3,712   130,000  Sh       Sole                    None      Sole
Wellpoint Inc                 Com          94973V107   61,882   538,100  Sh       Sole                    None      Sole
Williams Cos Inc Del          Com          969457100   21,177 1,300,000  Sh       Sole                    None      Sole
Yellow Roadway Corp           Com          985577105    2,975    53,394  Sh       Sole                    None      Sole
Flextronics Intl Ltd          Com          Y2573F102    2,764   200,000  Sh       Sole                    None      Sole








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